FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details 2) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income		$ 938	$ 513
Adjustments to reconcile net income to net cash flows from operating activities:
Decrease in accrued interest receivable		(3)
Net decrease in other liabilities		675	165
Net cash flows from operating activities		3,562	250
Cash flows from investing activities
Proceeds from maturities and calls of securities available-for-sale		7,334	4,307
Net cash flows from investing activities		(18,590)	(7,509)
Cash flows from financing activities
Proceeds from stock conversion and offering	$ 7,400	8,990
Net cash flows from financing activities		16,288	9,071
Net increase in cash and cash equivalents		1,260	1,812
Cash and Cash Equivalents - Beginning		6,147	4,335
Cash and Cash Equivalents - Ending		7,407	6,147
Parent company
Cash flows from operating activities
Net income		938	513
Adjustments to reconcile net income to net cash flows from operating activities:
Equity in undistributed earnings of banking subsidiary		(1,007)	(497)
Decrease in accrued interest receivable		8	16
Net decrease in other liabilities			(16)
Net cash flows from operating activities		(61)	16
Cash flows from investing activities
Proceeds to banking subsidiary		(7,300)	(1,938)
Proceeds from maturities and calls of securities available-for-sale		1,000	1,938
Payments received on ESOP loan		33	32
Net cash flows from investing activities		(6,267)	32
Cash flows from financing activities
Proceeds from stock conversion and offering		8,944
Net cash flows from financing activities		8,944
Net increase in cash and cash equivalents		2,616	48
Cash and Cash Equivalents - Beginning		265	217
Cash and Cash Equivalents - Ending		$ 2,881	$ 265